UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Item 1.	Schedule of Investments.

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND

Schedule of Investments

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 98.6%
Australia – 9.9%
1,126,743	Aurizon Holdings Ltd. (Transportation)	$ 4,845,437
350,853	Australia & New Zealand Banking Group Ltd. (Banks)	9,241,559
966,147	Computershare Ltd. (Software & Services)	9,439,158

		23,526,154

Belgium – 1.9%
31,959	Solvay SA (Materials)	4,462,175

Denmark – 2.4%
145,648	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	5,765,475

Finland – 1.6%
92,360	Nokian Renkaat Oyj (Automobiles & Components)	3,885,846

France – 9.9%
70,898	Air Liquide SA (Materials)	8,897,655
99,790	BNP Paribas SA (Banks)	7,704,302
71,030	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	6,943,963

		23,545,920

Germany – 6.0%
64,705	Adidas AG (Consumer Durables & Apparel)	7,214,060
71,411	Beiersdorf AG (Household & Personal Products)	7,058,200

		14,272,260

Ireland – 6.3%
1,265,718	C&C Group PLC (Food, Beverage & Tobacco)	7,179,736
157,433	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	7,856,929

		15,036,665

Japan – 18.0%
168,600	Credit Saison Co. Ltd. (Diversified Financials)	4,121,797
1,219,000	Isuzu Motors Ltd. (Automobiles & Components)	7,216,211
435,000	Kubota Corp. (Capital Goods)	6,695,205
154,800	Makita Corp. (Capital Goods)	8,053,984
285,000	Nomura Real Estate Holdings, Inc. (Real Estate)	5,776,241
142,100	Sumitomo Mitsui Financial Group, Inc. (Banks)	6,582,944
1,183,000	Sumitomo Osaka Cement Co. Ltd. (Materials)	4,423,179

		42,869,561

South Korea – 4.8%
125,260	Hana Financial Group, Inc. (Banks)	4,739,763
136,173	Kia Motors Corp. (Automobiles & Components)	6,794,107

		11,533,870

Shares	Description	Value
Common Stocks – (continued)
Sweden – 3.1%
604,490	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	$ 7,401,900

Switzerland – 14.0%
149,586	Julius Baer Group Ltd. (Diversified Financials)*	7,251,978
93,077	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	7,356,885
18,533	Syngenta AG (Registered) (Materials)	6,552,010
256,370	UBS AG (Registered) (Diversified Financials)*	5,084,918
129,557	Wolseley PLC (Capital Goods)	6,972,379

		33,218,170

United Kingdom – 20.7%
1,124,100	Barclays PLC (Banks)	5,018,271
368,732	BG Group PLC (Energy)	6,197,627
1,003,504	BP PLC (Energy)	7,864,524
1,010,771	Melrose Industries PLC (Capital Goods)	5,133,922
97,085	Reckitt Benckiser Group PLC (Household & Personal Products)	7,269,021
87,144	Rio Tinto PLC (Materials)	4,635,054
703,684	Telecity Group PLC (Software & Services)	8,248,340
1,291,968	Vodafone Group PLC (Telecommunication Services)	4,787,674

		49,154,433

TOTAL COMMON STOCKS		$234,672,429

TOTAL INVESTMENTS – 98.6%		$234,672,429

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		3,212,982

NET ASSETS – 100.0%		$237,885,411

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$233,073,503

Gross unrealized gain	10,603,282
Gross unrealized loss	(9,004,356)

Net unrealized security gain	$1,598,926

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 95.2%
Australia – 5.7%
139,399	Aristocrat Leisure Ltd. (Consumer Services)	$ 555,152
853,850	Arrium Ltd. (Materials)	1,160,832
481,279	Aveo Group (Real Estate)	895,492
127,884	Bank of Queensland Ltd. (Banks)	1,275,326
134,366	Boral Ltd. (Materials)	558,054
38,677	Caltex Australia Ltd. (Energy)	654,893
189,532	Computershare Ltd. (Software & Services)	1,851,708
470,998	David Jones Ltd. (Retailing)	1,231,971
257,088	Echo Entertainment Group Ltd. (Consumer Services)	531,260
91,503	GrainCorp Ltd. Class A (Food, Beverage & Tobacco)	607,966
92,394	Karoon Gas Australia Ltd. (Energy)*	259,462
362,903	PanAust Ltd. (Materials)	513,961
129,238	Seek Ltd. (Commercial & Professional Services)	1,402,879

		11,498,956

Belgium – 1.2%
118,732	bpost SA (Transportation)	2,313,934

Canada – 7.9%
50,200	Aimia, Inc. (Media)	870,809
49,300	Alamos Gold, Inc. (Materials)	452,387
11,200	AltaGas Ltd. (Energy)	416,524
112,500	Bellatrix Exploration Ltd. (Energy)*	806,061
31,000	Bonavista Energy Corp. (Energy)	408,602
10,000	Canadian Real Estate Investment Trust (REIT)	381,773
26,200	Canadian Western Bank (Banks)	856,984
201,400	Capstone Mining Corp. (Materials)*	522,600
27,900	Dominion Diamond Corp. (Materials)*	406,319
25,500	Dorel Industries, Inc. Class B (Consumer Durables & Apparel)	926,815
30,300	Enerflex Ltd. (Energy)	421,683
18,500	Ensign Energy Services, Inc. (Energy)	273,244
35,000	Evertz Technologies Ltd. (Technology Hardware & Equipment)	543,659
122,500	Gran Tierra Energy, Inc. (Energy)*	925,006
30,003	Legacy Oil + Gas, Inc. (Energy)*	151,665
21,800	Linamar Corp. (Automobiles & Components)	837,355
10,689	MacDonald Dettwiler & Associates Ltd. (Capital Goods)	759,339
189,700	MBAC Fertilizer Corp. (Materials)*	199,281
12,500	Methanex Corp. (Materials)	747,587
53,000	New Gold, Inc. (Materials)*	304,081

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
47,100	Progressive Waste Solutions Ltd. (Commercial & Professional Services)	$ 1,082,613
14,900	ShawCor Ltd. (Energy)	544,092
63,306	Sierra Wireless, Inc. (Technology Hardware & Equipment)*	1,294,824
26,800	Toromont Industries Ltd. (Capital Goods)	619,137
47,100	Westjet Airlines Ltd. Class A (Transportation)	1,066,966

		15,819,406

China – 2.4%
1,390,000	China Suntien Green Energy Corp. Ltd. Class H (Energy)	599,000
10,341	Ctrip.com International Ltd. ADR (Retailing)*	408,573
92,000	ENN Energy Holdings Ltd. (Utilities)	595,253
885,000	FIH Mobile Ltd. (Technology Hardware & Equipment)*	441,908
248,000	Haitian International Holdings Ltd. (Capital Goods)	536,885
47,834	Hollysys Automation Technologies Ltd. (Technology Hardware & Equipment)*	806,960
231,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)	710,847
31,321	TAL Education Group ADR (Consumer Services)*	750,138

		4,849,564

Finland – 1.1%
52,666	Nokian Renkaat OYJ (Automobiles & Components)	2,215,807

France – 7.2%
22,124	bioMerieux (Health Care Equipment & Services)	2,326,817
43,230	Cap Gemini SA (Software & Services)	2,940,677
31,515	Ingenico (Technology Hardware & Equipment)	2,704,126
46,551	JCDecaux SA (Media)	1,985,143
110,340	M6 Metropole Television SA (Media)	2,391,037
51,901	Nexity SA (Consumer Durables & Apparel)	2,072,629

		14,420,429

Germany – 5.6%
13,835	Brenntag AG (Capital Goods)	2,384,781
16,920	GEA Group AG (Capital Goods)	791,474
45,099	Gerry Weber International AG (Consumer Durables & Apparel)	2,004,039
40,437	GfK SE (Media)	2,222,398

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
102,909	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	$ 1,057,393
16,579	Leoni AG (Automobiles & Components)	1,283,658
35,002	Salzgitter AG (Materials)	1,544,037

		11,287,780

Indonesia – 0.2%
1,772,000	PT Media Nusantara Citra Tbk (Media)	325,306

Ireland – 0.9%
416,797	Beazley PLC (Insurance)	1,747,237

Italy – 1.5%
82,664	MARR SpA (Food & Staples Retailing)	1,304,945
11,452	Moncler SpA (Consumer Durables & Apparel)*	218,088
208,323	Unione di Banche Italiane ScpA (Banks)	1,515,254

		3,038,287

Japan – 19.2%
34,100	Asahi Intecc Co. Ltd. (Health Care Equipment & Services)	1,373,496
92,800	Asics Corp. (Consumer Durables & Apparel)	1,602,818
36,300	Daibiru Corp. (Real Estate)	410,359
46,700	Daiichikosho Co. Ltd. (Media)	1,455,672
61,500	Doutor Nichires Holdings Co. Ltd. (Consumer Services)	1,055,441
203,000	Ebara Corp. (Capital Goods)	1,298,414
51,600	Eiken Chemical Co. Ltd. (Health Care Equipment & Services)	934,721
92,700	en-japan, Inc. (Commercial & Professional Services)	2,109,136
22,400	FP Corp. (Materials)	1,396,765
44,800	Fuji Seal International, Inc. (Materials)	1,487,706
123,100	GMO internet, Inc. (Software & Services)	1,501,360
24,500	Hitachi High-Technologies Corp. (Technology Hardware & Equipment)	561,015
102,400	Hitachi Transport System Ltd. (Transportation)	1,626,459
51,360	Iida Group Holdings Co. Ltd. (Consumer Durables & Apparel)*	910,877
20,800	Jafco Co. Ltd. (Diversified Financials)	1,114,969
61,000	Japan Aviation Electronics Industry Ltd. (Technology Hardware & Equipment)	924,327
60,600	Komori Corp. (Capital Goods)	944,964
383	M3, Inc. (Health Care Equipment & Services)	1,123,142

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
67,900	Maeda Kosen Co. Ltd. (Capital Goods)	$ 817,967
127,500	Nichii Gakkan Co. (Health Care Equipment & Services)	1,084,060
54,000	Nippo Corp. (Capital Goods)	840,972
1,500	Nuflare Technology, Inc. (Semiconductors & Semiconductor Equipment)	156,518
60,500	Oyo Corp. (Commercial & Professional Services)	938,667
87,900	Pocket Card Co. Ltd. (Diversified Financials)	635,549
184,000	Sapporo Holdings Ltd. (Food, Beverage & Tobacco)	695,478
53,500	SCSK Corp. (Software & Services)	1,474,232
155,000	Seiko Holdings Corp. (Consumer Durables & Apparel)	763,739
46,000	Shinmaywa Industries Ltd. (Capital Goods)	395,647
102,600	Sohgo Security Services Co. Ltd. (Commercial & Professional Services)	1,920,309
202,000	The 77 Bank Ltd. (Banks)	923,499
148,000	The Higo Bank Ltd. (Banks)	771,591
80,200	Tokai Tokyo Financial Holdings, Inc. (Diversified Financials)	700,236
221,000	Toshiba Machine Co. Ltd. (Capital Goods)	1,193,292
102,600	Toshiba Plant Systems & Services Corp. (Capital Goods)	1,518,282
376,000	UACJ Corp. (Materials)	1,465,217
39,000	Zeon Corp. (Materials)	378,223

		38,505,119

Luxembourg – 1.3%
740,795	Regus PLC (Commercial & Professional Services)	2,547,501

Netherlands – 3.7%
46,713	Corio NV (REIT)	1,985,138
96,366	Delta Lloyd NV (Insurance)	2,475,719
18,129	Fugro NV CVA (Energy)	948,041
45,619	Nutreco NV (Food, Beverage & Tobacco)	2,033,653

		7,442,551

New Zealand – 0.4%
116,218	Fletcher Building Ltd. (Materials)	862,599

Portugal – 1.3%
395,167	Zon Optimus SGPS SA (Media)	2,641,286

Singapore – 0.3%
303,000	OSIM International Ltd. (Retailing)	560,981

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – 2.6%
51,840	Hanjin Kal Corp. (Transportation)*	$ 1,132,116
15,870	Hanssem Co. Ltd. (Consumer Durables & Apparel)*	771,289
21,950	KT Skylife Co. Ltd. (Media)*	567,869
10,490	LMS Co. Ltd. (Semiconductors & Semiconductor Equipment)	177,350
3,316	NCSoft Corp. (Software & Services)	609,575
5,235	OCI Co. Ltd. (Materials)*	917,489
23,605	Seoul Semiconductor Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,006,939

		5,182,627

Spain – 1.2%
46,247	Tecnicas Reunidas SA (Energy)	2,430,339

Sweden – 0.5%
63,700	Boliden AB (Materials)	965,846

Switzerland – 7.6%
9,115	Aryzta AG (Food, Beverage & Tobacco)*	716,256
4,153	Flughafen Zuerich AG (Registered) (Transportation)	2,439,510
83,284	Gategroup Holding AG (Commercial & Professional Services)*	2,477,400
5,383	Geberit AG (Registered) (Capital Goods)	1,560,441
36,225	Implenia AG (Registered) (Capital Goods)*	2,548,141
44,201	Julius Baer Group Ltd. (Diversified Financials)*	2,142,879
628	Lindt & Spruengli AG (Food, Beverage & Tobacco)	2,819,126
3,791	Sonova Holding AG (Registered) (Health Care Equipment & Services)*	520,652

		15,224,405

United Kingdom – 23.2%
203,915	Abcam PLC (Pharmaceuticals, Biotechnology & Life Sciences)	1,743,123
177,226	Ashtead Group PLC (Capital Goods)	2,296,164
288,514	Big Yellow Group PLC (REIT)	2,454,098
207,263	Bodycote PLC (Capital Goods)	2,208,609
267,359	Cairn Energy PLC (Energy)*	948,135
117,602	Close Brothers Group PLC (Diversified Financials)	2,559,367
52,581	Croda International PLC (Materials)	2,079,975
466,828	Direct Line Insurance Group PLC (Insurance)	2,028,970
173,889	Greene King PLC (Consumer Services)	2,447,687
237,462	Halma PLC (Technology Hardware & Equipment)	2,332,754
248,862	Inchcape PLC (Retailing)	2,384,886

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
938,164	Londonmetric Property PLC (REIT)	$ 2,122,849
551,652	Melrose Industries PLC (Capital Goods)	2,801,958
39,368	Mondi PLC (Materials)	595,736
135,599	Pennon Group PLC (Utilities)	1,531,948
126,827	Persimmon PLC (Consumer Durables & Apparel)*	2,732,758
174,255	Rexam PLC (Materials)	1,409,960
24,474	Spectris PLC (Technology Hardware & Equipment)	892,013
50,089	Spirax-Sarco Engineering PLC (Capital Goods)	2,400,571
166,307	St. James’s Place PLC (Insurance)	2,100,404
219,139	Telecity Group PLC (Software & Services)	2,568,671
328,993	Unite Group PLC (Real Estate)	2,212,406
61,904	Victrex PLC (Materials)	1,808,379

		46,661,421

United States – 0.2%
37,862	Stillwater Mining Co. (Materials)*	474,790

TOTAL COMMON STOCKS		$191,016,171

Preferred Stock – 0.7%
Germany – 0.7%
10,244	Sartorius AG (Health Care Equipment & Services)	$ 1,360,130

Exchange Traded Funds – 1.4%
Israel – 0.5%
22,107	iShares MSCI Israel Capped Fund	$ 1,051,851

South Korea – 0.9%
31,476	iShares MSCI South Korea Capped Fund	1,858,343

TOTAL EXCHANGE TRADED FUNDS		$ 2,910,194

TOTAL INVESTMENTS – 97.3%		$195,286,495

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.7%		5,429,220

NET ASSETS – 100.0%		$200,715,715

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

MSCI Singapore Index	29	February 2014	$1,564,535	$(5,585)

TAX INFORMATION — At January 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$178,341,248

Gross unrealized gain	23,372,251
Gross unrealized loss	(6,427,004)

Net unrealized security gain	$16,945,247

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 97.5%
Australia – 6.5%
44,419	AGL Energy Ltd. (Utilities)	$ 591,121
273,557	Aurizon Holdings Ltd. (Transportation)	1,176,402
55,148	Australia & New Zealand Banking Group Ltd. (Banks)	1,452,613
23,326	Caltex Australia Ltd. (Energy)	394,964
112,921	Computershare Ltd. (Software
	& Services)	1,103,227

		4,718,327

Belgium – 3.8%
15,853	Anheuser-Busch InBev NV (Food, Beverage & Tobacco)	1,519,396
8,861	Solvay SA (Materials)	1,237,189

		2,756,585

China – 1.0%
161,000	China Mengniu Dairy Co. Ltd.
	(Food, Beverage & Tobacco)	737,442

Denmark – 2.5%
46,171	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,827,679

Finland – 0.9%
15,510	Nokian Renkaat Oyj
	(Automobiles & Components)	652,550

France – 11.5%
12,134	Air Liquide SA (Materials)	1,522,809
3,742	Air Liquide SA-Prime De Fidelite (Materials)*	469,619
36,772	AXA SA (Insurance)	964,565
22,460	BNP Paribas SA (Banks)	1,734,028
19,222	Safran SA (Capital Goods)	1,366,036
15,966	Sanofi (Pharmaceuticals,
	Biotechnology & Life Sciences)	1,560,852
12,540	Total SA (Energy)	715,428

		8,333,337

Germany – 6.7%
10,525	Adidas AG (Consumer
	Durables & Apparel)	1,173,448
10,000	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,316,058
9,944	Bayerische Motoren Werke AG
	(Automobiles & Components)	1,079,455
12,898	Beiersdorf AG (Household &
	Personal Products)	1,274,827

		4,843,788

India – 0.7%
15,508	Hero MotoCorp Ltd.
	(Automobiles & Components)	487,683

Indonesia – 0.4%
1,461,500	PT Media Nusantara Citra Tbk (Media)	268,304

Shares	Description	Value
Common Stocks – (continued)
Ireland – 2.8%
13,614	Kerry Group PLC Class A (Food, Beverage & Tobacco)	$ 916,330
22,402	Shire PLC (Pharmaceuticals,
	Biotechnology & Life Sciences)	1,118,006

		2,034,336

Italy – 1.1%
141,671	Snam SpA (Utilities)	776,635

Japan – 15.1%
29,100	Credit Saison Co. Ltd. (Diversified Financials)	711,414
70,000	Ebara Corp. (Capital Goods)	447,729
40,000	Fujitec Co. Ltd. (Capital Goods)	491,905
34,300	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	1,058,822
11,200	KDDI Corp. (Telecommunication Services)	616,696
52,000	Kubota Corp. (Capital Goods)	800,346
13,000	Makita Corp. (Capital Goods)	676,368
49,900	Nomura Real Estate Holdings, Inc. (Real Estate)	1,011,349
15,100	Pola Orbis Holdings, Inc. (Household & Personal Products)	505,711
9,600	Rinnai Corp. (Consumer Durables & Apparel)	746,928
31,800	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,473,171
145,000	Sumitomo Osaka Cement Co. Ltd. (Materials)	542,148
142,000	Tokyo Gas Co. Ltd. (Utilities)	704,226
20,500	Unicharm Corp. (Household & Personal Products)	1,113,753

		10,900,566

Luxembourg – 1.6%
35,059	SES SA (Media)	1,125,882

Russia – 1.6%
3,108	Magnit OJSC (Food & Staples Retailing)	741,872
40,331	Sberbank of Russia ADR (Banks)	435,381

		1,177,253

Singapore – 1.2%
65,000	DBS Group Holdings Ltd. (Banks)	839,441

South Africa – 0.6%
142,795	Nampak Ltd. (Materials)	447,633

South Korea – 1.7%
14,400	Hana Financial Group, Inc. (Banks)	544,887
13,381	Kia Motors Corp. (Automobiles & Components)	667,621

		1,212,508

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Sweden – 5.2%
70,227	Scania AB Class B (Capital Goods)	$ 1,434,833
29,466	Svenska Cellulosa AB SCA Class B (Household & Personal Products)	837,877
123,317	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	1,510,000

		3,782,710

Switzerland – 11.0%
45,259	Credit Suisse Group AG (Registered) (Diversified Financials)	1,363,697
18,001	Julius Baer Group Ltd. (Diversified Financials)*	872,694
33,113	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	2,617,280
2,492	Syngenta AG (Registered) (Materials)	881,002
70,950	UBS AG (Registered) (Diversified Financials)*	1,407,243
14,801	Wolseley PLC (Capital Goods)	796,546

		7,938,462

Taiwan – 1.9%
21,000	Ginko International Co. Ltd. (Health Care Equipment & Services)	388,581
42,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	559,722
26,875	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	454,725

		1,403,028

Thailand – 0.7%
93,000	Airports of Thailand PCL (Transportation)	482,413

United Kingdom – 19.0%
84,015	BG Group PLC (Energy)	1,412,119
18,295	BHP Billiton PLC (Materials)	538,579
208,370	BP PLC (Energy)	1,633,009
144,891	Direct Line Insurance Group PLC (Insurance)	629,738
254,237	HSBC Holdings PLC (Banks)	2,608,916
175,191	Melrose Industries PLC (Capital Goods)	889,833
32,522	Rio Tinto PLC (Materials)	1,729,795
12,177	Spirax-Sarco Engineering PLC (Capital Goods)	583,596
40,403	Standard Chartered PLC (Banks)	821,149
50,682	Telecity Group PLC (Software & Services)	594,077

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
605,990	Vodafone Group PLC
	(Telecommunication Services)	$ 2,245,631

		13,686,442

TOTAL COMMON STOCKS		$70,433,004

Exchange Traded Fund – 1.7%
Japan – 1.7%
108,162	iShares MSCI Japan Fund	$ 1,225,476

TOTAL INVESTMENTS – 99.2%		$71,658,480

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		552,006

NET ASSETS – 100.0%		$72,210,486

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$65,697,516

Gross unrealized gain	8,161,569
Gross unrealized loss	(2,200,605)

Net unrealized security gain	$5,960,964

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management International (“GSAMI”)’s assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAMI regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2014:

CONCENTRATED INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
Other	$—	$234,672,429	(a)	$—

INTERNATIONAL SMALL CAP

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$16,294,196	$—		$—
Other	4,875,864	174,116,435	(a)	—
Total	$21,170,060	$174,116,435		$—

Derivative Type
Liabilities(b)
Futures Contracts	$(5,585)	$—		$—

STRATEGIC INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
Other	$1,680,201	$69,978,279	(a)	$—

(a)	To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

(b)	Amount shown represents unrealized loss at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Issuer Concentration Risk — The Concentrated International Equity Fund intends to invest in a relatively small number of issuers. As a result, it may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a mutual fund that holds more investments. In particular, the Fund may be more susceptible to adverse developments affecting any single issuer in the Fund and may be susceptible to greater losses because of these developments.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 26, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date March 26, 2014

*	Print the name and title of each signing officer under his or her signature.